Segmented and geographic information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Capital Markets and Direct Financial Services [Member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 254	$ 211